AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

August 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 92.4%
Long-Term Municipal Bonds – 90.6%
Massachusetts – 74.6%
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	$10,000	$11,665,528
Series 2018-A 5.00%, 01/01/2042	5,000	6,148,738
CIFG Series 2007-A 0.654% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	3,000	2,982,424
Commonwealth of Massachusetts Transportation Fund Revenue Series 2019 5.00%, 06/01/2049	2,500	3,145,681
Marthas Vineyard Land Bank BAM Series 2014 5.00%, 05/01/2031	1,000	1,128,613
Massachusetts Development Finance Agency Series 2012-A 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,720	1,789,065
5.00%, 07/01/2032 (Pre-refunded/ETM)	2,260	2,350,748
5.25%, 07/01/2042 (Pre-refunded/ETM)	1,330	1,386,163
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039	1,400	1,727,628
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,780,970
Massachusetts Development Finance Agency (Berkshire Health Systems, Inc. Obligated Group) Series 2012-G 5.00%, 10/01/2030-10/01/2031	3,970	3,985,499
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	6,063,148
Series 2019 5.00%, 07/01/2026	1,000	1,211,270
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	4,256,577
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035-10/01/2039	4,915	6,173,311
Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034	1,055	1,201,970
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034-01/01/2036	2,435	2,868,363
5.25%, 01/01/2042	1,000	1,175,261

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031-10/01/2034	$4,100	$4,876,308
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013-E 5.00%, 11/01/2038	5,000	5,475,513
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030-07/01/2040	2,715	3,211,251
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2037	1,150	1,150,514
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,414,519
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,056,400
Massachusetts Development Finance Agency (Merrimack College) Series 2021-B 4.00%, 07/01/2050	1,825	2,099,593
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(b)	2,000	2,182,591
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036-07/15/2040	6,100	8,906,074
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034-10/01/2035	3,980	4,911,448
Series 2020-M 4.00%, 10/01/2050	2,500	2,896,992
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	2,230,352
5.00%, 07/01/2041	2,500	2,926,496
Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	1,500	1,914,774
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,497,040
Series 2020-A 4.00%, 07/01/2045	1,400	1,608,612

	Principal Amount (000)	U.S. $ Value

Series 2021 4.00%, 07/01/2051	$1,000	$1,157,322
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,214,098
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,775,400
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2038-07/01/2044	4,000	4,863,349
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,702,099
Massachusetts Port Authority Series 2012-B 5.00%, 07/01/2032 (Pre-refunded/ETM)	1,430	1,488,034
Series 2019-A 5.00%, 07/01/2032	4,685	5,944,973
Series 2019-C 5.00%, 07/01/2049	1,000	1,226,864
Series 2021-E 5.00%, 07/01/2037	2,250	2,941,326
Massachusetts School Building Authority Series 2011-B 5.00%, 10/15/2032 (Pre-refunded/ETM)	3,720	3,741,761
Series 2013-A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,706,115
Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,371,845
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033	5,500	6,644,500
University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	2,000	2,302,618
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	3,128,600
Series 2020 3.013%, 11/01/2043	2,000	2,086,372

		165,694,710

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(b)	415	487,804

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(b)	$395	$518,692

Arizona – 2.3%
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	4,065	4,198,514
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	932,565

		5,131,079

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047	875	904,097

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,064,155

Connecticut – 0.5%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	1,000	1,176,251

Florida – 1.5%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,402,103

Guam – 2.8%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	557,059
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,767,841
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	1,770	2,043,227
Territory of Guam Series 2019 5.00%, 11/15/2031	250	292,211
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042(c)	1,255	1,430,660

		6,090,998

	Principal Amount (000)	U.S. $ Value

Illinois – 1.0%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	$650	$813,084
Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	1,050	1,223,967
Village of Bolingbrook IL (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	221	218,821

		2,255,872

Indiana – 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	270	261,035

Michigan – 0.8%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	106,218
Michigan Public Power Agency Series 2012-A 5.00%, 01/01/2032	1,605	1,627,609

		1,733,827

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,394,370

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	582,302
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	1,000	1,190,802

		1,773,104

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	600	612,826

Pennsylvania – 1.2%
City of Philadelphia PA AGM Series 2017-A 5.00%, 08/01/2033	1,000	1,224,876

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	$1,140	$1,346,486

		2,571,362

Puerto Rico – 1.4%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	281,445
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	100	114,621
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	490	549,355
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	660,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	209,016
Series 2019-A 4.329%, 07/01/2040	180	204,171
4.55%, 07/01/2040	22	25,261
5.00%, 07/01/2058	815	941,617

		2,986,286

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	310	308,104

Texas – 0.8%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	540	568,629
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	1,000	1,144,530

		1,713,159

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,171,829

Total Long-Term Municipal Bonds (cost $186,895,256)		201,251,663

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 1.8%
Massachusetts – 1.8%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 0.02%, 07/01/2040(d)	$500	$500,000
Massachusetts Health & Educational Facilities Authority (Partners Healthcare System, Inc.) Series 2011 0.02%, 07/01/2040(d)	2,475	2,475,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2010-A 0.01%, 01/01/2037(d)	1,000	1,000,000

Total Short-Term Municipal Notes (cost $3,975,000)		3,975,000

Total Municipal Obligations (cost $190,870,256)		205,226,663

	Shares

SHORT-TERM INVESTMENTS – 7.2%
Investment Companies – 7.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $15,910,284)	15,910,284	15,910,284

Total Investments – 99.6% (cost $206,780,540)(h)		221,136,947
Other assets less liabilities – 0.4%		995,720

Net Assets – 100.0%		$222,132,667

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$44,488	$—	$44,488
USD	663	01/15/2025	2.613%	CPI#	Maturity	20,920	—	20,920
USD	662	01/15/2025	2.585%	CPI#	Maturity	21,664	—	21,664
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	688,932	—	688,932
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	679,690	—	679,690
USD	870	01/15/2030	1.572%	CPI#	Maturity	105,162	—	105,162
USD	870	01/15/2030	1.587%	CPI#	Maturity	103,780	—	103,780
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	12,184	—	12,184
USD	550	04/15/2032	CPI#	2.722%	Maturity	1,341	—	1,341
USD	440	02/15/2041	CPI#	2.553%	Maturity	1,535	—	1,535
USD	398	02/15/2041	CPI#	2.500%	Maturity	(3,785)	—	(3,785)
USD	392	02/15/2041	CPI#	2.505%	Maturity	(3,249)	—	(3,249)
USD	850	02/15/2046	CPI#	2.391%	Maturity	(30,355)	—	(30,355)

						$1,642,307	$—	$1,642,307

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,250	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	$(17,088)	$—	$(17,088)
USD	4,250	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	(48,710)	—	(48,710)
USD	3,750	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	(21,072)	—	(21,072)
USD	2,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	10,465	—	10,465
USD	2,250	02/15/2036	3 Month LIBOR	1.576%	Quarterly/ Semi-Annual	15,277	—	15,277
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/ Quarterly	497,042	—	497,042
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	385,548	(113)	385,661
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/ Quarterly	312,221	—	312,221
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/ Quarterly	31,565	—	31,565
USD	3,100	02/15/2041	3 Month LIBOR	1.919%	Quarterly/ Semi-Annual	155,133	—	155,133
USD	6,000	04/01/2044	3 Month LIBOR	3.081%	Quarterly/ Semi-Annual	1,753,573	—	1,753,573
USD	350	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	(24,685)	—	(24,685)

						$3,049,269	$(113)	$3,049,382

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.120%	SIFMA*	Quarterly	$(62,206)	$—	$(62,206)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	(63,541)	—	(63,541)

							$(125,747)	$—	$(125,747)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2021.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2021, the aggregate market value of these securities amounted to $4,326,855 or 1.9% of net assets.

(c)	When-Issued or delayed delivery security.
(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,325,166 and gross unrealized depreciation of investments was $(402,817), resulting in net unrealized appreciation of $18,922,349.

As of August 31, 2021, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

AB Municipal Income Fund II

AB Massachusetts Portfolio

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$201,251,663	$—	$201,251,663
Short-Term Municipal Notes	—	3,975,000	—	3,975,000
Short-Term Investments	15,910,284	—	—	15,910,284

Total Investments in Securities	15,910,284	205,226,663	—	221,136,947
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	1,679,696	—	1,679,696
Centrally Cleared Interest Rate Swaps	—	3,160,824	—	3,160,824
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(37,389)	—	(37,389)
Centrally Cleared Interest Rate Swaps	—	(111,555)	—	(111,555)
Interest Rate Swaps	—	(125,747)	—	(125,747)

Total	$15,910,284	$209,792,492	$—	$225,702,776

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2021 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,323	$18,555	$10,968	$15,910	$0	**

**	Amount less than $500.